Transactions with Related Parties (Predecessor)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

Details of the Company’s transactions with related parties are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 annual report on Form 20-F filed with the SEC on April 4, 2023, and are supplemented by the below new activities within the period.

Related parties transaction incurred during the six-month period ended June 30, 2023

Management Agreements:

Master Management Agreement

For the six-month period ended June 30, 2023 and from January 20, 2022 until June 30, 2022, management fees charged from Seanergy amounted to $298 and $nil, respectively, and are presented under “Management fees- related party” in the accompanying unaudited interim consolidated statement of operations. As of June 30, 2023 and December 31, 2022, the balance due to Seanergy amounted to $3,018 and $439, respectively, and is included in “Due to related parties” in the accompanying consolidated balance sheets.

Technical Management Agreements

In relation to the technical management, Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”) is responsible for arranging (directly or by subcontracting) for the crewing of the vessels, the day-to-day operations, inspections, maintenance, repairs, drydocking, purchasing, insurance and claims handling for the Goodship, Gloriuship, Chrisea, Oasea and Cretansea. Pursuant to the management agreements, a fixed management fee of $10 for the Goodship and $14 per month for the remaining vessels is payable to Seanergy Shipmanagement for such services.

For the six-month period ended June 30, 2023 and from January 20, 2022 until December 31, 2022, management fees charged from Seanergy Shipmanagement amounted to $265 and $nil, respectively, and are presented under “Management fees- related party” in the accompanying unaudited interim statements of operations. As of June 30, 2023 and December 31, 2022, the balance due to Seanergy Shipmanagement amounted to $265 and $nil, respectively, and is included in “Due to related parties” in the accompanying consolidated balance sheets.

Commercial Management Agreements

United had entered into a commercial management agreement with Seanergy Management Corp. (“Seanergy Management”) pursuant to which Seanergy Management acted as agent for United’s subsidiaries (directly or through subcontracting) for the commercial management of their vessels, including chartering, monitoring thereof, freight collection, and sale and purchase up until March 31, 2023. United had agreed to pay to Seanergy Management a fee equal to 1.25% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels, except for any vessels that were chartered-out to Seanergy. Seanergy Management earned a fee equal to 1% of the contract price of any vessel bought or sold by them on United’s behalf, except for any vessels bought or sold from or to Seanergy, or in respect of any vessel sale relating to a sale and leaseback transaction.

Effective as of April 1, 2023, the abovementioned agreement was terminated and United’s subsidiary, United Management Corp. (“United Management”) has entered into a new commercial management agreement with Seanergy Management pursuant to which Seanergy Management acts as agent for United’s subsidiaries for the commercial management of United’s vessels, including voyage monitoring, freight collection, postfixing, sale, purchase and bareboat chartering. United agreed to pay to Seanergy Management a fee equal to 0.75% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels. In addition, Seanergy Management earns a fee equal to 1% of the contract price of any vessel bought, sold or bareboat chartered by them on United’s behalf (not including any vessels bought, sold or bareboat chartered from or to Seanergy, or any vessel sale relating to a sale and leaseback transaction).

For the six-month period ended June 30, 2023 and from January 20, 2022 until June 30, 2022, fees charged under the commercial management agreements amounted to $136 and $nil and are included in “Vessels revenue, net” in the accompanying unaudited interim statement of operations.

For the six-month period ended June 30, 2023 and from January 20, 2022 until December 31, 2022 fees charged in relation to purchase services amounted to $509 and $795 and are presented in “Right-of-use asset” (Note 6), “Vessels, net” (Note 5) and “Vessels, net” respectively.

For the six-month period June 30, 2023, and from January 20, 2022 until June 30, 2022, no fees charged in relation to sale services respectively.

As of June 30, 2023 and December 31, 2022, balance due to Seanergy Management amounted to $647 and $390 and is included in “Due to related parties” in the accompanying consolidated balance sheets.

On February 10, 2023 and February 28, 2023, the Company took delivery of two Capesize vessels from Seanergy for an aggregate purchase price of $36,250 (Note 5).

United Maritime Predecessor [Member]
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

The Subsidiary receives management services from Seanergy Management Corp. (“Seanergy Management”), a Marshall Islands corporation, a wholly owned subsidiary controlled by Seanergy. Under the services agreement entered into on September 11, 2015, United Maritime Predecessor pays Seanergy Management a commission fee of 1.25% on hire, freight and demurrage revenue earned for chartering and post fixture services provided. The commission expense for the six-month periods ended June 30, 2022 and 2021 amounted to $27,725 and $30,488, respectively, and is separately reflected under Commissions - related party in the accompanying statements of operations. In addition, under the same agreement, the Subsidiary pays Seanergy Management a daily fee of $650 for the provision of certain other management services. Under a services agreement entered into on June 3, 2022, the Subsidiary pays Seanergy Shipmanagement, a subsidiary of Seanergy, a fixed management fee of $14,000 per vessel per month starting in June 2022 for the provision of certain services such as technical management and insurance arrangements. Management fees charged for the six-month periods ended June 30, 2022 and 2021 amounted to $130,717 and $117,650, respectively, and are separately reflected as Management fees - related party in the accompanying statements of operations. United Maritime Predecessor’s amounts due to Seanergy Management as of June 30, 2022 and December 31, 2021 are assumed by the Parent (Note 4).